Schedule of Concentration Risk of Total Lease Rental Income (Detail) - Total Fleet Lease Rental Income - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A
Capital Leased Assets [Line Items]
Percentage of lease rental income	24.40%	21.00%	17.80%
Customer B
Capital Leased Assets [Line Items]
Percentage of lease rental income	11.70%	12.20%	13.10%
Customer C
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.80%	12.10%	9.70%